Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2013
Future Minimum Lease Payments

Future minimum lease payments under non-cancellable operating leases as of December 31, 2012 are as follows (in thousands):

Year Ending
2013	$3,261
2014	2,962
2015	1,588
2016	460
2017	198

Total minimum lease payments	$8,469

Subsequent to December 31, 2012, we entered into several non-cancelable operating leases. Future minimum lease payments under non-cancelable operating leases as of September 30, 2013 are as follows (unaudited) (in thousands):

Period
Remainder of 2013	$1,213
2014	5,984
2015	4,616
2016	3,266
2017	2,600
Thereafter	2,664

Total minimum lease payments	$20,343